Statements of Stockholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 5,000	$ 10,500	$ (225)	$ 6,273	$ 21,548
Net income				1,835	1,835
Other comprehensive (loss)			(98)		(98)
Balance at Dec. 31, 2016	5,000	10,500	(323)	8,108	23,285
Net income				2,079	2,079
Other comprehensive (loss)			334		334
Dividend to parent				(7,000)	(7,000)
Balance at Dec. 31, 2017	5,000	10,500	11	3,187	18,698
Net income				809	809
Other comprehensive (loss)			(240)		(240)
Capital contribution		20,653			20,653
Cumulative effect of reclassification for stranded tax effects			3	(3)
Balance at Dec. 31, 2018	$ 5,000	$ 31,153	$ (226)	$ 3,993	$ 39,920